SIGNIFICANT TRANSACTIONS (Details) $ in Millions		1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Jun. 26, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	[1]	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	[1]	Feb. 10, 2019 ج.م. / shares shares	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Financial assets			$ 770			$ 770	$ 770				$ 146
Current financial assets			762			762	762				$ 88
Other operating gains / (losses)			0	$ 0			350	$ 0
Ericsson
Disclosure of subsidiaries [line items]
Other operating gains / (losses)						350
Kcell Joint Stock Company (Kcell) | Kazakhstan
Disclosure of subsidiaries [line items]
Settlement received due to termination of joint operation		$ 38
Global Telecom Holding
Disclosure of subsidiaries [line items]
Mandatory tender offer, shares (in shares) | shares										1,997,639,608
Mandatory tender offer, percentage of ownership interests										42.31%
Mandatory tender offer, price per share | ج.م. / shares										ج.م. 5.08
Current financial assets			$ 668			$ 668	668
Purchase of interests in investments accounted for using equity method							668
Egyptian Tax Authority | Global Telecom Holding
Disclosure of subsidiaries [line items]
Tax liability settlement	$ 136
Tax liability settlement, first payment	54
Tax liability settlement, second payment	$ 82
Increase in liabilities to tax authorities							$ 55

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.